Capital stock and capital risk management	12 Months Ended
Dec. 31, 2024
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Capital stock and capital risk management
Note 21. Capital stock and capital risk management
21.1 Capital stock
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2024, 2023 and 2022:

	Series A	Series C	Total
Amounts as of December 31, 2021	586,706	—	586,706
Number of shares	88,629,877	2	88,629,879

Reduction of capital stock	(39,530)	—	(39,530)
Number of shares	—	—	—
Cashless exercises of warrant s	—	—	—
Number of shares	2,038,643	—	2,038,643
Share repurchase	(29,304)	—	(29,304)
Number of shares repurchased	(3,234,163)	—	(3,234,163)
Shares to be granted in LTIP	1	—	1
Number of shares	972,121	—	972,121

Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

Cashless exercises of warrants	—	—	—
Number of shares	1,176,811	—	1,176,811
Shares to be granted in LTIP	1	—	1
Number of shares	5,772,141	—	5,772,141

Amounts as of December 31, 2023	517,874	—	517,874
Number of shares	95,355,430	2	95,355,432

Reduction of capital stock	(19,965)	—	(19,965)
Number of shares	—	—	—
Share repurchase	(99,846)	—	(99,846)
Number of shares repurchased (1)	(2,081,198)	—	(2,081,198)
Shares to be granted in LTIP	1	—	1
Number of shares	2,011,219	—	2,011,219

Amounts as of December 31, 2024	398,064	—	398,064
Number of shares	95,285,451	2	95,285,453

(1)	As of the date of issuance of these consolidated financial statements, the shares repurchased are held in Treasury.

1)	Series A Shares
-
Reduction of capital stock
On September 27, 2022, the Board of Directors Meeting approved the reduction of the variable portion of the Company’s capital stock of 39,530, for the absorption of accumulated losses as of August 31, 2022, shown on the Company’s nonconsolidated financial statements. On December 7, 2022, through Ordinary General Shareholders’ Meeting this transaction was ratified. This transaction did not require the cancellation of Series A shares as they have no nominal value. Likewise, this operation did not generate any tax effect in Mexico.
On December 5, 2024, the Board of Directors Meeting approved the reduction of the variable portion of the Company’s capital stock of 19,965, for the absorption of accumulated losses as of October 31, 2024, shown on the Company’s nonconsolidated financial statements. This transaction did not require the cancellation of Series A shares as they have no nominal value. Likewise, this operation did not generate any tax effect in Mexico.
-
Cashless exercises of warrants
On October 4, 2022 the meeting of holders of the Warrants issued by the Company (identified with the ticker symbol “VTW408A-EC001” – the “Warrants”), approved the amendments to the warrant indenture and the global certificate that covers such
w
arrants, by means of which a cashless exercise mechanism was implemented that entitles the holders, to obtain 1 Series A share representative of the capital stock of the Company for each 31 Warrants owned (Note 18.3). As a result, a maximum of 3,215,483 shares will become outstanding once all Warrants are converted. Similarly, on March 2, 2023, the CNBV authorized the automatic exercise without cash payment, so on March 15, 2023, by virtue of this automatic exercise, all outstanding warrants were exercised. Therefore, as of the date of these consolidated financial statements, there are no outstanding warrants.
Thus, as of December 31,
2022, and
2023,
2,038,643
and 1,176,811 Series A shares were issued, respectively. They have no nominal value and the resulting amount of this swap, which stands at 32,144, is disclosed in “Other equity instruments.”
-
Share repurchase
During the years ended as of December 31, 2022 and 2024, the Company repurchased
3,234,163
and
2,081,198
Series A shares for a total amount of 29,304 and 99,846, which are held in treasury. This operation did not generate any tax effect in Mexico.
For the years ended December 31, 202
2
, 2023 and 202
4
, the Company granted 972,121; 5,772,141 and 2,011,219 Serie
s
 A shares related to the LTIP.
As of December 31, 2024 and 2023, the Company’s variable capital stock amounts to 95,285,451 and 95,355,430 fully subscribed and paid Serie
s
A shares with no face value, respectively, each entitled to one vote.
As of December 31, 2024 and 2023, the Company’s authorized capital includes 33,506,788 and 33,436,809 Serie
s
A ordinary shares, respectively held in Treasury.

2)	Series C
The variable portion of capital stock is an unlimited amount according to the Company’s bylaws and laws applicable, whereas the fixed amount is divided into 2 Serie
s
C shares.
On March 17, 2023, Vista concluded a transaction that resulted in the acquisition of 2 Series C outstanding shares according to the share buy-back
program authorized by the Company’s shareholders. These Series C shares are in the Company’s possession.

21.2 Legal reserve and share repurchase reserve
Under Mexican Business Associations Law, the Company is required to allocate 5% of net profit for the year to increase the legal reserve until it is equal to 20% of capital based on the Company’s nonconsolidated financial statements.
On August 6, 2024, through the Ordinary General Shareholders’ Meeting, the Company’s shareholders approved an increase of a fund to acquire own shares for 50,000 based on the Company’s nonconsolidated financial statements.
On April 24, 2023, through the Ordinary and Extraordinary General Shareholders’ Meeting, the Company’s shareholders approved an increase of a fund to acquire own shares for 29,859, and the increase of the legal reserve for 5,630, both based on the Company’s nonconsolidated financial statements.
On
April 26, 2022, through the Ordinary and Extraordinary General Shareholders’ Meeting, the Company’s shareholders approved the creation of a fund to acquire own shares for 23,840, and the creation of the legal reserve for 1,255, both based on the Company’s nonconsolidated financial statements.
On December 7, 2022
,
 through the Ordinary General Shareholders’ Meeting, the Company’s shareholders approved an increase of a fund to acquire own shares for 25,625 and the increase of the legal reserve for 1,348, both
based on the Company’s nonconsolidated financial statements.
As of December
31, 2024 and 2023, the total amount of legal reserve is 8,233, respectively. Moreover, as of December

31, 2024 and 2023, the total amount of share repurchase reserve is 129,324 y 79,324, respectively.
 As of the date of these consolidated financial statements, the Company repurchased the shares mentioned in Note 2.1.
21.3 Capital risk management
Upon managing its capital, the Company aims at protecting its capacity to continue operating as a going concern and generate profit for its shareholders and benefits for other stakeholders, as well as maintain an optimal capital structure.
The Company monitors its capital based on the leverage ratio. This ratio is calculated by dividing: (i) the net debt (borrowings and liabilities for leases less cash, banks and short-term investments) by (ii) total equity.
The leverage ratio as of December 31, 2024, and 2023, is as follows:

	As of December 31, 2024	As of December 31, 2023
Total borrowings and lease liabilities	1,544,227	686,523
Less: Cash, bank balances and other short-term investments	(764,307)	(213,253)

Net debt	779,920	473,270
Total equity	1,621,213	1,247,015

Leverage ratio	48.11%	37.95%
No changes were made in capital management objectives, policies or processes for the years ended December 31, 2024, and 2023.